Note 21 - Financial Instruments - Financial Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Financial liabilities	$ 18,572	$ 9,000
Not later than one year [member]
Statement Line Items [Line Items]
Financial liabilities	18,572	6,857
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Financial liabilities		2,143
Gross carrying amount [member]
Statement Line Items [Line Items]
Financial liabilities	18,246	8,309
Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	16,429	6,697
Trade and other payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial liabilities	16,429	6,697
Trade and other payables [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Financial liabilities
Trade and other payables [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Financial liabilities	16,429	6,697
Unsecured convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities	2,143	2,303
Unsecured convertible debentures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Financial liabilities	2,143	160
Unsecured convertible debentures [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Financial liabilities		2,143
Unsecured convertible debentures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Financial liabilities	$ 1,817	$ 1,612